STOCKHOLDERS’ DEFICIT (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021	Mar. 22, 2021
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	400,000,000	400,000,000
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares outstanding	46,929,065	62,688,215
Pono Capital Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, par value	$ 0.000001		$ 0.000001
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Class of warrant or right exercise price of warrants or rights1	$ 0.01
Pono Capital Corp [Member] | Public Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrant or right exercise price of warrants or rights1	$ 11.50
Warrants and rights outstanding term	5 years
Warrants outstanding	8,625,000		8,625,000
Pono Capital Corp [Member] | Placement Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants outstanding	563,756		391,256
Pono Capital Corp [Member] | Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized	100,000,000		100,000,000
Common stock, par value	$ 0.000001		$ 0.000001
Common stock, shares issued	751,675		521,675
Common stock, shares outstanding	751,675		521,675
Redemption of shares	11,500,000		11,500,000
Class of warrant or right exercise price of warrants or rights1	$ 18.00
Pono Capital Corp [Member] | Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized	10,000,000		10,000,000
Common stock, par value	$ 0.000001		$ 0.000001
Common stock, shares issued	2,875,000		2,875,000	2,875,000
Common stock, shares outstanding	2,875,000		2,875,000	2,875,000
Voting rights of common stock, description	Holders of the Company’s Class B common stock are entitled to one vote for each share
Common stock, shares transfer	100,000